united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22483

Copeland Trust

(Exact name of registrant as specified in charter)

161 Washington St., Suite #1325, Conshohocken, PA 19428

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC, 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 11/30

Date of reporting period: 8/31/15

Item 1. Schedule of Investments.

Copeland Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2015
Shares	Security	Market Value

	COMMON STOCK - 99.71%
	AEROSPACE / DEFENSE - 4.06%
169,839	Harris Corp.	$ 13,047,032
62,747	Lockheed Martin Corp.	12,623,442
		25,670,474
	AGRICULTURE - 2.38%
334,856	Archer-Daniels-Midland Co.	15,065,171

	BANKS - 4.12%
315,718	Bank of the Ozarks, Inc.	13,197,012
241,341	Wells Fargo & Co.	12,870,716
		26,067,728
	BIOTECHNOLOGY - 1.86%
77,394	Amgen, Inc.	11,746,861

	CHEMICALS - 4.24%
107,439	Ecolab, Inc.	11,725,893
137,700	Int'l. Flavors & Fragrance, Inc.	15,085,035
		26,810,928
	COMMERCIAL SERVICES - 1.75%
154,696	CEB Inc.	11,079,328

	COMPUTERS - 4.36%
200,489	Jack Henry & Associates, Inc.	13,625,232
271,591	Seagate Technology PLC	13,959,777
		27,585,009
	DISTRIBUTION / WHOLESALE - 1.95%
55,251	WW Grainger, Inc.	12,345,283

	DIVERSIFIED FINANCIAL SERVICES - 10.39%
111,283	Ameriprise Financial, Inc.	12,538,256
253,419	Discover Financial Services	13,616,203
254,203	Lazard Ltd. - Cl. A	12,641,515
180,943	T Rowe Price Group, Inc.	13,006,183
195,669	Visa, Inc. - Cl. A	13,951,200
		65,753,357
	ELECTRONICS - 2.15%
229,266	TE Connectivity Ltd.	13,593,181

	FOOD - 4.80%
268,764	Hormel Foods Corp.	16,421,480
405,397	Kroger Co.	13,986,197
		30,407,677
	HAND/MACHINE TOOLS - 1.92%
75,932	Snap-On, Inc.	12,131,656
Copeland Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2015
Shares	Security	Market Value

	HEALTHCARE PRODUCTS - 3.44%
162,569	Medtronic PLC	$ 11,752,113
101,774	Stryker Corp.	10,040,005
		21,792,118
	HEALTHCARE SERVICES - 5.60%
83,249	Chemed Corp.	11,351,001
166,970	Quest Diagnostics Inc.	11,320,566
110,276	UnitedHealth Group, Inc.	12,758,933
		35,430,500
	HOUSEHOLD PRODUCTS/WARES - 2.49%
182,774	Church & Dwight Co., Inc.	15,769,741

	LEISURE TIME - 2.15%
104,690	Polaris Industries, Inc.	13,596,090

	LODGING - 2.06%
170,857	Wyndham Worldwide Corp.	13,067,143

	MACHINERY-DIVERSIFIED - 3.63%
96,596	Cummins, Inc.	11,760,563
168,267	Nordson Corp.	11,193,121
		22,953,684
	MEDIA - 5.73%
221,526	Comcast Corp.	12,680,148
223,296	Scripps Networks Interactive	11,854,785
115,390	Walt Disney Co.	11,755,933
		36,290,866
	MISCELLANEOUS MANUFACTURER - 1.88%
110,517	Parker Hannifin Corp.	11,898,260

	PHARMACEUTICALS - 5.51%
107,990	Amerisource Bergen Corp.	10,803,320
139,950	Cardinal Health, Inc.	11,513,687
195,052	Teva Pharmaceutical Industries Ltd. - ADR	12,563,299
		34,880,306
	REITS - 4.17%
146,561	American Tower Corp.	13,511,459
381,443	Omega Healthcare Investors, Inc.	12,885,145
		26,396,604
	RETAIL - 11.11%
236,202	Brinker International, Inc.	12,549,412
109,763	Costco Wholesale Corp.	15,372,308
141,576	CVS Caremark Corp.	14,497,382
117,924	Home Depot, Inc.	13,733,429
201,500	TJX Cos, Inc.	14,169,480
		70,322,011
Copeland Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2015
Shares	Security	Market Value

	SEMICONDUCTORS - 4.05%
118,386	Avago Technologies Ltd.	$ 14,913,084
189,500	QUALCOMM, Inc.	10,721,910
		25,634,994
	SOFTWARE - 2.15%
257,386	Broadridge Financial Solutions, Inc.	13,587,407

	TRANSPORTATION - 1.76%
130,040	Union Pacific Corp.	11,149,630

	TOTAL COMMON STOCK	631,026,007
	(Cost - $580,335,211)

	SHORT-TERM INVESTMENT - 0.30%
1,928,661	Federated US Treasury Money Market Fund, 0.01% +	1,928,661
	TOTAL SHORT-TERM INVESTMENT
	(Cost - $1,928,661)

	TOTAL INVESTMENTS - 100.01%
	(Cost - $582,263,872) (a)	$ 632,954,668
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.01) %	(35,053)
	NET ASSETS - 100.00%	$ 632,919,615

+ Money market fund; Interest rate reflects seven-day effective yield on August 31, 2015.
ADR - American Depositary Receipt
REITS - Real Estate Investment Trusts
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $581,012,248 and differs from market value by net unrealized appreciation (depreciation) of:
	Unrealized appreciation:	$ 72,924,677
	Unrealized depreciation:	(20,982,257)
	Net unrealized appreciation:	$ 51,942,420

Copeland International Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2015
Shares	Security	Market Value

	COMMON STOCK - 96.81%
	AEROSPACE / DEFENSE - 3.72%
17,762	Safran SA	$ 1,383,631

	AGRICULTURE - 2.81%
21,656	Imperial Tobacco Group PLC	1,043,960

	AIRLINES - 2.78%
40,366	EasyJet PLC	1,035,121

	BANKS - 7.55%
94,684	Axis Bank Ltd.	722,825
168,111	Siam Commercial Bank PCL	665,779
122,330	Skandinaviska Enskilda Banken AB	1,418,637
		2,807,241
	CHEMICALS - 2.12%
7,180	International Flavors & Fragrance, Inc.	786,569

	COMMERCIAL SERVICES - 4.78%
38,953	Babcock International Group PLC	574,953
63,882	Capita Group PLC	1,203,373
		1,778,326
	COMPUTERS - 2.55%
7,674	Ingenico SA	947,144

	DIVERSIFIED FINANCIAL SERVICES - 4.35%
125,089	Aberdeen Asset Management PLC	608,098
44,433	Close Brothers Group PLC	1,008,602
		1,616,700
	ENGINEERING & CONSTRUCTION - 2.93%
131,986	Cheung Kong Infrastructure Holdings Ltd.	1,088,814

	ENTERTAINMENT - 6.98%
27,705	Betfair Group PLC	1,390,637
15,325	Unibet Group PLC	1,205,455
		2,596,092
	FOOD - 2.48%
12,399	Kerry Group PLC	921,993

	HAND/MACHINE TOOLS - 2.44%
251,338	Techtronic Industries Co.	908,927

	HEALTHCARE PRODUCTS - 4.90%
12,334	Medtronic PLC	891,625
Copeland International Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2015
Shares	Security	Market Value

	HEALTHCARE PRODUCTS - (Continued) 4.90%
52,162	Smith & Nephew PLC	$ 929,390
		1,821,015
	HEALTHCARE-SERVICES - 3.02%
15,920	Fresenius SE & Co KGaA	1,121,358

	HOUSEHOLD PRODUCTS / WARES - 2.42%
8,642	Henkel AG & Co KGaA	901,665

	INSURANCE - 3.88%
14,114	ACE Ltd.	1,441,886

	INTERNET - 3.03%
19,827	Rightmove PLC	1,125,789

	LODGING - 2.08%
10,562	Whitbread PLC	772,581

	MEDIA - 3.74%
11,891	Cogeco Cable, Inc.	594,282
209,325	ITV PLC	798,309
		1,392,591
	PHARMACEUTICALS - 8.07%
14,817	Novo Nordisk A/S	816,744
9,606	Shire PLC	743,519
22,391	Teva Pharmaceutical Industries Ltd. - ADR	1,442,204
		3,002,467
	RETAIL - 5.99%
18,921	Alimentation Couche -Tard, Inc.	793,833
87,001	Clicks Group Ltd.	600,154
6,880	Next PLC	834,029
		2,228,016
	SEMICONDUCTORS - 3.43%
10,129	Avago Technologies Ltd.	1,275,950

	TELECOMMUNICATIONS - 10.76%
112,401	BT Group PLC	751,130
43,847	KDDI Corp.	1,088,418
21,788	Nippon Telegraph & Telephone Corp.	831,350
199,901	TPG Telecom Ltd.	1,328,515
		3,999,413

	TOTAL COMMON STOCK	35,997,249
	(Cost - $35,880,574)
Copeland International Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2015
Shares	Security	Market Value

	SHORT-TERM INVESTMENT - 3.19%
1,187,264	Federated Treasury Obligations Fund, 0.01% +	$ 1,187,264
	TOTAL SHORT-TERM INVESTMENT
	(Cost - $1,187,264)

	TOTAL INVESTMENTS - 100.00%
	(Cost - $37,067,838) (a)	$ 37,184,513
	OTHER ASSETS LESS LIABILITIES - 0.00%	1,734
	NET ASSETS - 100.00%	$ 37,186,247

+ Money market fund; Interest rate reflects seven-day effective yield on August 31, 2015.
ADR - American Depositary Receipt.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $37,069,634 and differs from market value by net unrealized appreciation (depreciation) of:
	Unrealized appreciation:	$ 2,013,968
	Unrealized depreciation:	(1,899,089)
	Net unrealized appreciation:	$ 114,879

Copeland Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2015

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – The Funds’ securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  In the absence of a sale on the primary exchange, such securities shall be valued at the last bid on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the adviser in accordance with procedures approved by the Trust’s Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used.  The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Securities in which the International Fund invests may be traded in markets that close before 4:00 p.m. Eastern Time (“ET”).  In order to capture the developments that occur between the close of the foreign markets and 4:00 p.m. ET, the International Fund utilizes fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2015 in valuing the Fund's assets carried at fair value:

Copeland Risk Managed Dividend Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 631,026,007	$ -	$ -	$ 631,026,007
Short-Term Investment	1,928,661	-	-	1,928,661
Total	$ 632,954,668	$ -	$ -	$ 632,954,668

Copeland International Risk Managed Dividend Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 7,226,349	$ 28,770,900	$ -	$ 35,997,249
Short-Term Investment	1,187,264	-	-	1,187,264
Total	$ 8,413,613	$ 28,770,900	$ -	$ 37,184,513

Copeland Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2015

* See each Fund's Schedule of Investments for industry classification.
The Funds did not hold any level 3 securities during the period.
There were no transfers into or out of Level 1, Level 2, and Level 3 during the current period presented.
It is the Funds' policy to record transfers in to or out of any Level at the end of the reporting period.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. A Fund may also enter into forward currency contracts as an investment strategy consistent with that Fund’s investment objective. The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and foreign currency in the Statements of Operations.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Copeland Trust

By (Signature and Title)

/s/ Eric C. Brown

Eric C. Brown, Principal Executive Officer/President

Date 10/8/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Eric C. Brown

Eric C. Brown, Principal Executive Officer/President

Date 10/8/15

By (Signature and Title)

/s/ Mark W. Giovanniello

Mark W. Giovanniello,  Principal Financial Officer/Treasurer

Date 10/8/15